Earning (Loss) Per Share	12 Months Ended
Mar. 31, 2025
Earning (Loss) Per Share [Abstract]
Earning (loss) per share

Note 23 — Earning (loss) per share

For the purpose of calculating earnings (loss) per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reverse recapitalization as described in Note 3 took place at the beginning of the earliest period presented.

	For the years ended March 31,
	2025	2024	2023

Earning (loss) per share – basic and diluted:
Numerator:
Net income (loss) attributable to the Company’s shareholders	$5,587,625	$(1,373,504)	$1,986,119
Denominator:
Weighted average number of ordinary shares outstanding	107,184,280	105,013,283	104,972,026

Earning (loss) per ordinary share – basic and diluted	$0.05	$(0.01)	$0.02

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023
Warrant (1)	16,500,000	-	-
Ordinary shares placed in escrow (2)	4,328,394	-	-

(1)	For the years ended March 31, 2025, 2024, and 2023, the Company had the 16,500,000, 0, and 0 shares of warrants, respectively, outstanding which were not included in the calculation of diluted net (income) loss per ordinary share because inclusion thereof would be anti-dilutive

(2)	For the years ended March 31, 2025, 2024, and 2023, the Company had 4,328,394, 0, and 0 ordinary shares, respectively, held in escrow. The Company has determined that these shares are non-participating securities in accordance with ASC 260, as they are not entitled to dividends or other rights until certain milestones are met. As such, these shares are excluded from the calculation of basic and diluted earnings (loss) per share for the respective periods.